UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10571

BLUE CHIP INVESTOR FUNDS

(Exact name of registrant as specified in charter)

480 N. Magnolia Ave., Suite 103 El Cajon, CA (Address of principal executive offices)	92020 (Zip code)

Ross C. Provence

480 N. Magnolia Ave., Suite 103

El Cajon, CA 92020

(Name and address of agent for service)

Registrant’s telephone number, including area code: (619) 588-9700

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Blue Chip Investor Fund

			Schedule of Investments
		September 30, 2005 (Unaudited)
Shares/Principal Amount			Market Value	% of Net Assets

COMMON STOCKS
Accident & Health Insurance
25,000	Aflac Inc.		$ 1,132,500	4.76%

Finance Services
40,000	First Data Corp.		1,600,000	6.72%

Fire, Marine & Casualty Insurance
9,000	Progressive Corp.		942,930
15,800	Mercury General Corp.		947,842
			1,890,772	7.94%

General Industrial Machinery & Equipment
8,000	Illinois Tool Work Inc.		658,640	2.77%

Holding Companies NEC
40	Berkshire Hathaway Inc. Class A*		3,280,000
75	Berkshire Hathaway Inc. Class B*		204,825
			3,484,825	14.64%

Insurance Agents, Brokers & Services
31,000	Arthur J. Gallagher & Co.		893,110	3.75%

Medical Instruments & Apparatus
20,000	Becton Dickson & Co.		1,048,600	4.41%

Motorcycles, Bicycles, & Parts
19,000	Harley-Davidson Inc.		920,360	3.87%

National Commercial Banks
15,000	Wells Fargo and Company		878,550	3.69%

Publishing and Printing
21,000	Meredith Corp.		1,047,690	4.40%

Retail - Discount & Variety
20,000	Wal-Mart Stores Inc. +		876,400	3.68%

Retail - Building Materials, Hardware, Garden Supply
17,000	Fastenal Co. +		1,038,530
16,000	Sherwin-Williams Co. +		705,120
			1,743,650	7.33%

Semiconductors & Related Devices
40,000	Intel Corp.		986,000	4.14%

Services - Business Services, NEC
20,500	Total Systems Services Inc.		477,855	2.01%

Services - Computer Processing & Data Preparation
18,000	Fiserv Inc.*		825,660	3.47%

Services - Personal Services
30,000	Block (H.R.) Inc.		719,400	3.02%

Specialty Cleaning, Polishing & Sanitation Preparations
14,000	Clorox Co.		777,560	3.27%

Surety Insurance
21,200	MBIA Inc.		1,285,144	5.40%

Tabacco Products
15,000	UST Inc. +		627,900	2.63%

Total for Common Stock (Cost $19,242,787)			21,874,616	91.90%

Cash and Equivalents
1,794,950	Dreyfus Cash Management Class-A Rate 3.40% **		1,794,950	7.54%
	(Cost $1,794,950)

	Total Investments		23,669,566	99.44%
	(Cost $21,037,737)

	Other Assets Less Liabilities		132,472	0.56%

	Net Assets		$ 23,802,038	100.00%

CALL OPTIONS WRITTEN

		Shares Subject
Underlying Security		to Call	Market Value
Expiration Date/Exercise Price

Fastenal Co.
November 2005 Calls @ $55.00		17,000	120,700

Sherwin-Williams Co.
December 2005 Calls @ $45.00		16,000	18,400

UST Inc.
January 2006 Calls @ $40.00		15,000	43,500

Wal-Mart Stores Inc.
January 2006 Calls @ $50.00		20,000	7,400

Total (Premiums Received $179,198)			$ 190,000

+ Portion of securities is pledged as collateral for options written.
* Non-Income producing securities.
** Variable Rate Security; The coupon Rate shown represents the rate at September 30, 2005.

NOTES TO FINANCIAL STATEMENTS

BLUE CHIP INVESTOR FUND

1. SECURITY TRANSACTIONS

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent annual report.

Item 1. Schedule of Investments.

Blue Chip Investor Horizon Fund

		Schedule of Investments
		September 30, 2005 (Unaudited)
Shares/Principal Amount			Market Value	% of Net Assets

COMMON STOCKS
Accident & Health Insurance
1,400	Aflac Inc.		$ 63,420	2.01%

Finance Services
5,000	First Data Corp.		200,000	6.33%

Holding Companies NEC
1	Berkshire Hathaway Inc. CL A*		82,000
100	Berkshire Hathaway Inc. CL B*		273,100
			355,100	11.23%

Insurance Agents, Brokers & Services
3,100	Arthur J. Gallagher & Co.		89,311
2,000	Brown & Brown Inc.		99,380
			188,691	5.97%

Fire, Marine & Casualty Insurance
1,500	Mercury General Corp.		89,985	2.85%

General Industrial Machinery & Equipment
2,500	Illinois Tool Works Inc.		205,825	6.51%

Motorcycles, Bicycles & Parts
2,200	Harley-Davidson Inc.		106,568	3.37%

Malt Beverages
2,100	Anheuser-Busch Companies Inc.		90,384	2.86%

National Commercial Banks
1,600	Wells Fargo And Company		93,712	2.96%

Publishing and Printing
2,500	Meredith Corp.		124,725	3.95%

Retail - Discount & Variety
3,100	Wal-Mart Stores Inc.		135,842	4.30%

Retail - Building Materials, Hardware, Garden Supply
2,000	Fastenal Co. +		122,180
2,000	Sherwin-Williams Co.		88,140
			210,320	6.65%

Savings Institution, Federally Chartered
1,400	Golden West Financial Corp.		83,146
5,000	Washington Mutual Inc.		196,100
			279,246	8.83%

Services - Computer Processing & Data Preparation
3,000	Fiserv Inc. *		137,610	4.35%

Services - Personal Services
5,200	Block (H.R.) Inc.		124,696	3.95%

State Commercial Banks
2,000	Fifth Third Bancorp		73,500	2.33%

Tabacco Products
2,000	UST Inc. +		83,720	2.65%

Total for Common Stock (Cost $2,541,018)			2,563,344	81.10%

PUT OPTIONS Common Stock/Expiration/Exercise		Shares Subject
Underlying Security		to Put
Expiration Date/Exercise Price

Aflac Inc.
November 2005 Puts @ $40.00		1,400	$ 70

Anheuser-Busch Companies Inc.
December 2005 Puts @ $45.00		2,100	5,145

Arther J. Gallagher & Co.
October 2005 Puts @ $25.00		3,100	-

Brown & Brown Inc.
December 2005 Puts @ $40.00		2,000	100

Fifth Third Bancorp
January 2006 Puts @ $40.00		2,000	8,200
January 2006 Puts @ $50.00		900	11,880
			20,080

First Data Corp
Janurary 2006 Puts @ $40.00		5,000	10,000

Fiserv Inc.
January 2006 Puts @ $40.00		3,000	1,200

Golden West Financial Corp.
January 2006 Puts @ $55.00		1,400	8,680

Harley-Davidson Inc.
November 2005 Puts @ $42.50		2,200	990

Block (H.R.) Inc.
January 2006 Puts @ $22.50		5,200	3,640

Illinois Tool Works Inc.
March 2006 Puts @ $80.00		2,500	7,500

Wal-Mart Stores Inc.
March 2006 Puts @ $40.00		3,100	2,790

Washington Mutual Inc.
October 2005 Puts @ $35.00		2,500	-
January 2006 Puts @ $40.00		2,500	5,600
			5,600

Wells Fargo and Company
October 2005 Puts @ $55.00		1,600	400

	Total Put Options (Cost $62,510)		66,195	2.09%

Cash and Equivalents
424,099	Dreyfus Cash Management Class-A Rate 3.40% **		424,099	13.42%
	(Cost $424,099)

	Total Investments		3,053,638	96.61%
	(Cost $3,027,627)

	Other Assets Less Liabilities		107,192	3.39%

	Net Assets		$ 3,160,830	100.00%

CALL OPTIONS WRITTEN
		Shares Subject
Underlying Security		to Call	Market Value
Expiration Date/Exercise Price

Fastenal Co.
November 2005 Calls @ $55.00		2,000	$ 14,200

Sherwin-Williams Co.
December 2005 Calls @ $45.00		2,000	2,300

UST Inc.
January 2006 Calls @ $40.00		2,000	5,800

Total (Premiums Received $0)			$ 22,300

+ Portion of securities is pledged as collateral for options written.
* Non-Income producing securities.
** Variable Rate Security; The coupon Rate shown represents the rate at September 30, 2005.

NOTES TO FINANCIAL STATEMENTS

BLUE CHIP INVESTOR HORIZON FUND

1. SECURITY TRANSACTIONS

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant’s disclosure controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the”1940Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BLUE CHIP INVESTOR FUNDS

By : /s/ Ross C. Provence

      Ross C. Provence

      President

Date:                   11/23/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Ross C. Provence

      Ross C. Provence

      President

Date:                   11/23/05

By : /s/ Jeffrey R. Provence

       Jeffrey R. Provence

      Chief Financial Officer

Date:                   11/23/05